Cash, Cash Equivalents and Short-term Investments	12 Months Ended
Dec. 31, 2013
Cash And Cash Equivalents [Abstract]
Cash, Cash Equivalents and Short-term Investments

2. Cash, Cash Equivalents and Short-term Investments

A summary of cash and cash equivalents and short-term investments, classified as available-for-sale and carried at fair value is as follows (in thousands):

	Amortized Cost	Gross Unrealized Gain	Gross Unrealized (Loss)	Estimated Fair Value
December 31, 2013
Cash and cash equivalents	$48,131	$—	$—	$48,131

December 31, 2012
Cash and cash equivalents	$7,414	$—	$—	$7,414

Short-term investments:
U.S. Treasury notes	$203	—	—	$203

Total	$7,617	$—	$—	$7,617

All short-term investments at December 31, 2012 mature in less than one year. Unrealized holding gains and losses on securities classified as available-for-sale are recorded in accumulated other comprehensive income (loss).